Cash and cash equivalents (Details) - Schedule of cash and cash equivalents	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 199,411,823		¥ 203,556,885
Overseas [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 196,642,333		$ 200,108,273
China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,316,167		3,049,660
China [Member] | VIEs [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 1,453,323		¥ 398,952